AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED JUNE 1, 2017

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2017

AI LARGE CAP GROWTH FUND (Ticker Symbols: LGNIX, LGNAX, LGNCX)	AI INTERNATIONAL FUND (Ticker Symbols: IMSSX, IIESX)
AMERICAN INDEPENDENCE JAFORLINES GLOBAL TACTICAL ALLOCATION FUND (Ticker Symbols: RMAIX, AARMX, ACRMX)	AMERICAN INDEPENDENCE KANSAS TAX-EXEMPT BOND FUND (Ticker Symbols: SEKSX, IKSTX, IKTEX)
AMERICAN INDEPENDENCE CARRET CORE PLUS FUND (Ticker Symbols: IIISX, IBFSX)	AMERICAN INDEPENDENCE U.S. INFLATION-PROTECTED FUND (Ticker Symbols: FFIHX, FNIHX, FCIHX, AIIPX)
AMERICAN INDEPENDENCE HILLCREST SMALL CAP VALUE FUND (Ticker Symbols: HLCIX, HLCAX, HLCCX)

(each a “Fund” and collectively “Funds”)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION LISTED ABOVE.

1.      Name Change of RiskX Investments, LLC to Manifold Fund Advisors, LLC.

Effective June 1, 2017, RiskX Investments, LLC, the Adviser to the Funds, will be known as Manifold Fund Advisors, LLC.  Throughout the Statement of Additional Information, references to “RiskX Investments, LLC” are replaced with “Manifold Fund Advisors, LLC”.  References to “RiskX Investments” and “RiskX” are replaced with “Manifold Fund Advisors.”

2.      Name Change of Fischer Francis Trees & Watts, Inc. to BNP Paribas Asset Management USA, Inc.

Effective June 1, 2017, Fischer Francis Trees & Watts, Inc., the Sub-Adviser of the American Independence U.S. Inflation-Protected Fund, will be known as BNP Paribas Asset Management USA, Inc.  Throughout the Statement of Additional Information, references to “Fischer Francis Trees & Watts, Inc.” are replaced with “BNP Paribas Asset Management USA, Inc.”  References to “FFTW” are replaced with “BNPPAM USA.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE